Financial Statements Schedule: Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure Of Details Of Valuation And Qualifying Accounts

	January 1	Additions charged to expense	Deduction / Write-offs	Exchange difference on translations of foreign financial statement	Non-current assets held for sale	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Year of 2015 :

Allowance for impairment of property, plant and equipment	2,110,362	1,478	(85,351)	(31,774)	—	1,994,715

Allowance for impairment of obsolescence and decline in market value of inventories	82,582	12,717	(151)	(112)	—	95,036

Year of 2016 :

Allowance for impairment of property, plant and equipment	1,994,715	8,198	(45,319)	(118,046)	(1,480,278)	359,270

Allowance for impairment of obsolescence and decline in market value of inventories	95,036	66,894	—	(557)	(6,532)	154,841

Year of 2017 :

Allowance for impairment of property, plant and equipment	359,270	956	(39,771)	—	—	320,455

Allowance for impairment of obsolescence and decline in market value of inventories	154,841	—	(101,127)	—	—	53,714